Customer ExAlt Trust Loan Payable	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
Customer ExAlt Trust Loan Payable
7.	Customer ExAlt Trust Loan Payable
On March 24, 2022, Ben Liquidity transferred a $72.5 million ExAlt Loan to a third-party in return for $72.5 million of cash. The loan participation transaction resulted in a third party holding the transferred ExAlt Loan, which was previously eliminated in consolidation against the loan payable issued by a Customer ExAlt Trust for financial reporting purposes. Accordingly, the loan payable issued by the Customer ExAlt Trusts is no longer eliminated upon consolidation for financial reporting purposes and is reflected in the Customer ExAlt Trust loan payable line item on the consolidated statements of financial condition.
The Customer ExAlt Trust loan payable does not have scheduled principal or interest payments due prior to its maturity date of December 7, 2033. Prepayment of the loans, in whole or in part, is permitted without premium or penalty. A pro-rata portion of the cash flows from $352.6 million of alternative assets acquired by the Customer ExAlt Trusts on December 7, 2021 are the sole source of cash flows to be used by the Customer ExAlt Trusts to satisfy its obligations under the terms of the loan agreement. Ben and its subsidiaries have no obligation or other requirements to repay the Customer ExAlt Trust loan payable should the pro-rata cash flows from the $352.6 million of alternative assets associated with the loan be insufficient to pay all contractual obligations owed under the terms of the loan agreement.
The Customer ExAlt Trust loan payable bears interest at 12% per annum. The loan agreement includes a contingent interest feature whereby additional interest could be owed up to a maximum rate of 21% under certain circumstances, dependent principally on the cash flows generated by the pro rata portion of the underlying collateral. As the contingent interest feature is not based on creditworthiness, such feature is not clearly and closely related to the host instrument and is therefore bifurcated and recognized as a derivative liability with a resulting debt discount at inception. The fair value of the contingent interest derivative liability was $1.9 million and $3.5 million as of September 30, 2023 and March 31, 2023, respectively, and is recognized as a component of the Customer ExAlt Trust loan payable in the consolidated statements of financial condition. The related net gains of $0.2 million and $1.6 million is reflected in gain (loss) on financial instruments
, net in the consolidated statements of comprehensive income (loss) for the three and six months ended September 30, 2023, respectively, compared to net gains of $5.3 million and $3.8 million for the same period of 2022, respectively. The amortization of the debt discount, which is reflected as a component of interest expense in the consolidated statements of comprehensive income (loss), was $0.2 million and $0.5 million for the three and six months ended September 30, 2023, respectively, compared to $0.1 million and $0.5 million for the same period of 2022, respectively.
As of September 30, 2023 and March 31, 2023, the outstanding principal, including interest paid-in-kind, was $51.8 million and $54.2 million, respectively. The balance reflected on the consolidated statements of financial condition as of September 30, 2023 and March 31, 2023, was $48.7 million and $52.1 million, respectively, which includes the fair value of the contingent interest derivative liability of $1.9 million and $3.5 million, respectively, and unamortized debt discount of $5.1 million and $5.6 million, respectively. The unamortized debt discount had a remaining amortization period of approximately 10.19 years and effective interest rate of 13.89% as of September 30, 2023.

10. Customer ExAlt Trust Loan Payable
On March 24, 2022, Ben Liquidity transferred a $72.5 million ExAlt Loan to a third-party in return for $72.5 million of cash. The loan participation transaction resulted in a third party now holding the transferred
ExAlt Loan, which was previously eliminated in consolidation against the loan payable issued by a Customer ExAlt Trust for financial reporting purposes. Accordingly, the loan payable issued by the Customer ExAlt Trusts is no longer eliminated upon consolidation for financial reporting purposes and is reflected in the Customer ExAlt Trust loan payable line item on the consolidated statements of financial condition.
The Customer ExAlt Trust loan payable does not have scheduled principal or interest payments due prior to its maturity date of December 7, 2033. Prepayment of the loans, in whole or in part, is permitted without premium or penalty. A pro-rata
portion of the cash flows from $352.6 million of alternative assets acquired by the Customer ExAlt Trusts on December 7, 2021 are the sole source of cash flows to be used by the Customer ExAlt Trusts to satisfy its obligations under the terms of the loan agreement. Ben and its subsidiaries have no obligation or other requirements to repay the Customer ExAlt Trust loan payable should the pro-rata
cash flows from the $352.6 million of alternative assets associated with the loan be insufficient to pay all contractual obligations owed under the terms of the loan agreement.
The Customer ExAlt Trust loan payable bears interest at 12% per annum. The loan agreement includes a contingent interest feature whereby additional interest could be owed up to a maximum rate of 21% under certain circumstances, dependent principally on the cash flows generated by the pro rata portion of the underlying collateral. As the contingent interest feature is not based on creditworthiness, such feature is not clearly and closely related to the host instrument and is therefore bifurcated and recognized as a derivative liability with a resulting debt discount at inception. The fair value of the contingent interest derivative liability was $3.5 million and $8.1 million as of March 31, 2023 and March 31, 2022, respectively, and is recognized as a component of the Customer ExAlt Trust loan payable in the consolidated statements of financial condition. The related net gain of $4.6 million is reflected in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss) for the year ended March 31, 2023. No gain or loss was recognized during the three months ended March 31, 2022. The amortization of the debt discount, which is reflected as a component of interest expense in the consolidated statements of comprehensive income (loss), was $1.7 million and $0.9 million for the year ended March 31, 2023, and the three months ended March 31, 2022, respectively.
As of March 31, 2023 and March 31, 2022, the outstanding principal, including interest paid-in-kind,
was $54.2 million and $64.8 million, respectively. The balance reflected on the consolidated statement of financial condition as of March 31, 2023 and March 31, 2022, was $52.1 million and $65.7 million, respectively, which includes the fair value of the contingent interest derivative liability of $3.5 million and $8.1 million, respectively, and is net of the unamortized debt discount of $5.6 million and $7.2 million, respectively. The unamortized debt discount had a remaining amortization period of approximately 10.7 years and effective interest rate of 13.89% as of March 31, 2023.